DWS Alternative Asset Allocation VIP Shareholder Fees	Apr. 24, 2026 USD ($)
Class B [Member] | DWS Alternative Asset Allocation VIP | Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0